Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	41 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Kingsbarn Tactical Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kingsbarn Tactical Bond ETF
Average Annual Return, Percent		4.95%	0.77%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		5.46%	(1.44%)